LEASES - LEASE COST (Details) $ in Thousands	12 Months Ended
Sep. 30, 2020 USD ($)
Leases [Abstract]
Amortization of right-of-use assets	$ 5,007
Interest on lease liabilities	1,511
Total finance lease cost	6,518
Operating lease cost	6,404
Short-term lease cost	1,041
Variable lease cost	1,025
Total lease cost	$ 14,988